Note 5 - Discontinued operations (Detail) (Television Advertising Business [Member], USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2008
Television Advertising Business [Member]
Liabilities Assumed		$ 361,307
Increase (Decrease) in Accounts Payable	$ (315,256)